UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21200

The Denali Fund Inc.

(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO 80302

(Address of principal executive offices) (Zip code)

Fund Administrative Services

2344 Spruce Street, Suite A

Boulder, CO 80302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 444-5483

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

Item 1 – Schedule of Investments.

   The Schedule of Investments is included herewith.

THE DENALI FUND, INC.

PORTFOLIO OF INVESTMENTS

July 31, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG TERM INVESTMENTS 76.4%
DOMESTIC COMMON STOCKS 56.0%
Cosmetics & Personal Care 0.4%
8,000	The Procter & Gamble Co.	$489,280

Diversified 26.2%
254	Berkshire Hathaway, Inc., Class A*	29,718,000

Healthcare - Products 4.4%
86,000	Johnson & Johnson	4,995,740

Manufacturing 1.3%
18,000	3M Co.	1,539,720

Pharmaceuticals 0.1%
9,700	Pfizer, Inc.	145,500

Real Estate Investment Trusts (REITs) 12.6%
112,000	LTC Properties, Inc.	2,760,800
226,200	Ventas, Inc.	11,472,864

		14,233,664
Registered Investment Companies (RICs) 10.5%
457,368	Cohen & Steers Infrastructure Fund, Inc.	6,618,115
223,965	Cohen & Steers Quality Income Realty Fund, Inc.	1,561,036
210,716	Flaherty & Crumrine/Claymore Total Return Fund, Inc.	3,674,887

		11,854,038
Retail 0.5%
12,000	Inergy LP	510,480

TOTAL DOMESTIC COMMON STOCKS (Cost $46,839,758)		63,486,422

FOREIGN COMMON STOCKS 2.3%
Germany 0.3%
4,500	RWE AG	317,956

Hong Kong 0.0% (1)
5,000	Guoco Group, Ltd.	49,244

Netherlands 1.2%
45,000	Unilever NV	1,323,840

New Zealand 0.2%
390,199	Kiwi Income Property Trust	268,991

United Kingdom 0.6%
20,000	GlaxoSmithKline PLC - ADR	703,400

TOTAL FOREIGN COMMON STOCKS (Cost $2,213,579)		2,663,431

AUCTION PREFERRED SECURITIES 10.1%
160	Advent Claymore Global Convertible Securities & Income Fund, Series W7 (2)	3,400,000
65	Blackrock Preferred and Equity Advantage Trust, Series F7(2)	1,381,250
68	Gabelli Dividend & Income Trust, Series C(2)	1,445,000
13	Neuberger Berman Real Estate Securities Income Fund, Inc., Series A (2)	276,250
69	PIMCO Corporate Opportunity Fund, Series W(2)	1,466,250
81	TS&W/Claymore Tax-Advantaged Balanced Fund(2)	1,721,250
80	Western Asset Premier Bond Fund, Series M(2)	1,700,000

TOTAL AUCTION PREFERRED SECURITIES (Cost $13,400,000)		11,390,000

LIMITED PARTNERSHIPS 8.0%
7	Ithan Creek Partners, L.P.* (2) (3)	9,041,774

TOTAL LIMITED PARTNERSHIPS (Cost $7,000,000)		9,041,774

TOTAL LONG TERM INVESTMENTS (Cost $69,453,337)		86,581,627

SHORT TERM INVESTMENTS 23.7%
Money Market Funds 23.7%
1,099,207	Dreyfus Treasury Cash Management Money Market Fund, Institutional Class, 7 Day Yield - 0.000% (4)	1,099,207

25,800,000	JPMorgan Prime Money Market Fund, 7 Day Yield - 0.204%	25,800,000

		26,899,207

Total Money Market Funds (Cost $26,899,207)		26,899,207

TOTAL SHORT TERM INVESTMENTS (Cost $26,899,207)		26,899,207

TOTAL INVESTMENTS 100.1% (Cost $96,352,544)		113,480,834

OTHER ASSETS AND LIABILITIES -0.1%		(155,413)

TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED SHARES 100.0%		113,325,421

AUCTION PREFERRED SHARES (APS) REDEMPTION VALUE		(40,700,000)

TOTAL NET ASSETS AVAILABLE TO COMMON STOCK		$72,625,421

Abbreviations:

ADR - American Depositary Receipt

*	Non-income producing security.
(1)	Less than 0.05% of total net assets available to common stock and preferred shares.
(2)

Fair valued security under procedures established by the Fund’s Board of Directors. Total market value of fair valued securities as of July 31, 2010 is $20,431,774, or 18.0% of total net assets available to common stock and preferred shares.

(3)	Restricted Security; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933.
(4)	7-day yield less than 0.001% at July 31, 2010.

Percentages are stated as a percent of the Total Net Assets Available to Common Stock and Preferred Shares.

For Fund compliance purposes, the Fund’s industry and/or geography classifications refer to any one of the industry/geography sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund Management. This definition may not apply for purposes of this report, which may combine industry/geography sub-classifications for reporting ease. Industries/geographies are shown as a percent of net assets available to common and preferred shares. These industry/geography classifications are unaudited.

See accompanying Notes to Quarterly Portfolio of Investments

Notes to Quarterly Portfolio of Investments

July 31, 2010 (Unaudited)

Note 1. Valuation and Investment Practices

Portfolio Valuation: Investments in equity securities by the Fund are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value, and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value. Investments for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the investment are valued at fair value as determined in good faith by or under the direction of the Board, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

The Financial Accounting Standards Board (“FASB”) has issued Accounting Standards Codification™ (“ASC”) and the Fund follows the provisions of ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”). In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/ or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended July 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: weighted average of last available trade prices and multi-dimensional relational pricing model. The Fund uses the value of investment securities, as of the end of each reporting period, in determining transfers in/out of Levels 1, 2 or 3.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic Common Stock	$63,486,422	$-	$-	$63,486,422
Foreign Common Stocks	2,663,431	-	-	2,663,431
Auction Preferred Securities	-	11,390,000	-	11,390,000
Limited Partnerships	-	-	9,041,774	9,041,774
Short Term Securities	26,899,207	-	-	26,899,207
Total	$93,049,060	$11,390,000	$9,041,774	$113,480,834

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value	Balance as of 10/31/2009	Realized gain/(loss)	Change in unrealized appreciation	Net purchases/ (sales)	Transfer in and/or out of Level 3	Balance as of 7/31/2010
Limited Partnerships	$8,816,723	-	$225,051	-	-	$9,041,774

Total	$8,816,723	-	$225,051	-	-	$9,041,774

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, if any, is recorded on the accrual basis.

Foreign Currency Translation: The Fund may invest a portion of its assets in foreign securities. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions. Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received.

Concentration of Risk: The Fund operates as a “non-diversified” investment company, as defined in the 1940 Act. As a result of being “non-diversified”, with respect to 50% of the Fund’s portfolio, the Fund must limit to 5% the portion of its assets invested in the securities of a single issuer. There are no such limitations with respect to the balance of the Fund’s portfolio, although no single investment can exceed 25% of the Fund’s total assets at the time of purchase. A more concentrated portfolio may cause the Fund’s net asset value to be more volatile and thus may subject stockholders to more risk. As of July 31, 2010, the Fund held more than to 25% of its assets in Berkshire Hathaway, Inc., as a direct result of the market appreciation of the issuer since the time of purchase. Thus, the volatility of the Fund’s common stock, and the Fund’s net asset value and its performance in general, depends disproportionately more on the performance of this single issuer than that of a more diversified fund.

Effective July 30, 2010, the Fund implemented a Board initiated and approved fundamental investment policy, which prohibits the Fund from investing more than 4% of its total assets (including leverage) in any single issuer at the time of purchase. The Fund’s holdings as of July 30, 2010 were grandfathered into the policy and so any positions already greater than 4% of total assets are exempt from this limitation.

Restricted Securities: As of July 31, 2010, the Fund held securities that are considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be revalued under methods approved by the Board of Directors as reflecting fair value. The Fund may invest, without limit, in restricted securities.

Issuer Description	Acquisition Date	Cost	Market Value July 31, 2010	Market Value as Percentage of Net Assets Available to Common Stock and Preferred Shares July 31, 2010
Ithan Creek Partners, L.P.	06/02/2008	$7,000,000	$9,041,774	8.0%

Use of Estimates: The preparation of financial statements is in accordance with generally accepted accounting principles in the United States of America, which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Unrealized Appreciation/ (Depreciation)

On July 31, 2010, based on cost of $97,112,368 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $19,270,245 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $2,901,779, resulting in net unrealized appreciation of $16,368,466.

Note 3. New Accounting Pronouncement

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

Item 2 - Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 17 CFR 270.30a-3(c)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Denali Fund Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	September 27, 2010

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	September 27, 2010

By:	/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)

Date:	September 27, 2010